NOTE 16 – SUBSEQUENT EVENTS.	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
NOTE 16 – SUBSEQUENT EVENTS.

NOTE 12 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these consolidated financial statements were available to be issued. The following subsequent event was identified:

•	The Company issued 3,790,597 shares of common stock for cashless exercise of warrants.

NOTE 16 – SUBSEQUENT EVENTS.

Subsequent to December 31, 2020 and through the date that these financials were made available, the Company had the following subsequent events:

On March 31, 2022 the Company sold 2,000,000 common shares under a subscription agreement of our Regulation A offering statement for an aggregated amount of $1,000,000. The shares were issued on April, 6, 2022.